Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Loss [Line Items]
Components of Accumulated Other Comprehensive Loss
The components of accumulated other comprehensive loss are summarized in the following tables for Cleco and Cleco Power. All amounts are reported net of income taxes. Amounts in parentheses indicate debits.

Cleco
(THOUSANDS)	POSTRETIREMENT BENEFIT NET (LOSS) GAIN	NET (LOSS) GAIN ON CASH FLOW HEDGES	TOTAL AOCI
PREDECESSOR
Balances, Dec. 31, 2013	$(19,725)	$(6,151)	$(25,876)
Other comprehensive loss before reclassifications
Postretirement benefit adjustments incurred during the year	(9,022)	—	(9,022)
Amounts reclassified from accumulated other comprehensive loss
Amortization of postretirement benefit net loss	2,021	—	2,021
Reclassification of net loss to interest charges	—	212	212
Net current-period other comprehensive (loss) income	(7,001)	212	(6,789)
Balances, Dec. 31, 2014	$(26,726)	$(5,939)	$(32,665)
Other comprehensive income before reclassifications
Postretirement benefit adjustments incurred during the year	2,790	—	2,790
Amounts reclassified from accumulated other comprehensive loss
Amortization of postretirement benefit net loss	3,079	—	3,079
Reclassification of net loss to interest charges	—	211	211
Net current-period other comprehensive income	5,869	211	6,080
Balances, Dec. 31, 2015	$(20,857)	$(5,728)	$(26,585)
Amounts reclassified from accumulated other comprehensive loss
Amortization of postretirement benefit net loss	587	—	587
Reclassification of net loss to interest charges	—	60	60
Net current-period other comprehensive income	587	60	647
Balances, Apr. 12, 2016	$(20,270)	$(5,668)	$(25,938)
SUCCESSOR(1)
Balances, Apr. 13, 2016	$—	$—	$—
Other comprehensive income before reclassifications
Postretirement benefit adjustments incurred during the year	2,304	—	2,304
Amounts reclassified from accumulated other comprehensive income
Amortization of postretirement benefit net gain	(804)	—	(804)
Net current-period other comprehensive income	1,500	—	1,500
Balances, Dec. 31, 2016	$1,500	$—	$1,500
(1)As a result of the Merger, AOCI was reduced to zero on April 13, 2016, as required by acquisition accounting.

Cleco Power [Member]
Accumulated Other Comprehensive Loss [Line Items]
Components of Accumulated Other Comprehensive Loss

Cleco Power
(THOUSANDS)	POSTRETIREMENT BENEFIT NET (LOSS) GAIN	NET (LOSS) GAIN ON CASH FLOW HEDGES	TOTAL AOCI
Balances, Dec. 31, 2013	$(9,026)	$(6,151)	$(15,177)
Other comprehensive loss before reclassifications
Postretirement benefit adjustments incurred during the year	(3,344)	—	(3,344)
Amounts reclassified from accumulated other comprehensive loss
Amortization of postretirement benefit net loss	1,021	—	1,021
Reclassification of net loss to interest charges	—	212	212
Net current-period other comprehensive (loss) income	(2,323)	212	(2,111)
Balances, Dec. 31, 2014	$(11,349)	$(5,939)	$(17,288)
Other comprehensive loss before reclassifications
Postretirement benefit adjustments incurred during the year	(1,232)	—	(1,232)
Amounts reclassified from accumulated other comprehensive loss
Amortization of postretirement benefit net loss	1,217	—	1,217
Reclassification of net loss to interest charges	—	211	211
Net current-period other comprehensive (loss) income	(15)	211	196
Balances, Dec. 31, 2015	$(11,364)	$(5,728)	$(17,092)
Other comprehensive income before reclassifications
Postretirement benefit adjustments incurred during the year	3,913	—	3,913
Amounts reclassified from accumulated other comprehensive loss
Amortization of postretirement benefit net loss	(454)	—	(454)
Reclassification of net loss to interest charges	—	211	211
Net current-period other comprehensive income	3,459	211	3,670
Balances, Dec. 31, 2016	$(7,905)	$(5,517)	$(13,422)